Income taxes - Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, valuation allowance	$ 768,764	$ 748,283	$ 765,023
Release of valuation allowance	(6,007)	0	0
Other change in valuation allowance	76,325	20,481	(16,740)
Balance, valuation allowance	$ 839,082	$ 768,764	$ 748,283